Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes
Schedule of income tax provision

	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Current
United States	$—	$—	$—
State	809	—	—

Total current	809	—	—
Deferred
United States	3,863	(130,906)	137,496
State	1,723	(15,623)	20,390

Total deferred	5,586	(146,529)	157,886
Total income tax provision (benefit)	$6,395	$(146,529)	$157,886

Schedule of difference between the Company's estimated income tax from amount derived by applying statutory federal rate to pretax income

        The Company's estimated income tax expense differs from the amount derived by applying the statutory federal rate to pretax income principally due the effect of the following items (in thousands):

	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Income before taxes	$123,324	$(490,514)	$7,789
Statutory rate	35%	35%	35%

Income tax expense computed at statutory rate	43,164	(171,680)	2,726
Reconciling items:
Non-deductible pre-IPO loss	—	—	4,561
State income taxes, net of federal benefit	4,398	(10,886)	1,053
Change in valuation allowance	(42,134)	45,688	—
Change in state rate	(414)	(10,500)	—
Other, net	1,381	849	57
Change in tax status(1)	—	—	149,489

Total income tax provision (benefit)	$6,395	$(146,529)	$157,886

(1)
The change in tax status for the year ended December 31, 2012 is split between federal of $130.2 million and state of $19.3 million.

Schedule of components of the entity's deferred taxes

The components of our deferred taxes are detailed in the table below (in thousands):

	Years Ended December, 31
	2014	2013
Deferred tax assets—current
Derivative instruments and other	$—	$15,581
Less valuation allowance	—	(3,744)

Total deferred tax assets, current	$—	$11,837
Deferred tax assets—noncurrent
US tax loss carryforwards	75,604	151,872
State tax loss carryforwards	7,122	14,154
Employee benefit plans	2,193	1,539
Less valuation allowance	(3,826)	(41,944)

Total deferred tax assets, noncurrent	$81,093	$125,621
Deferred tax liabilities—current
Derivative instruments and other	44,862	—

Total deferred tax liabilities—current	$44,862	$—
Deferred tax liabilities—noncurrent
Oil and gas properties and equipment	45,272	140,912

Total deferred tax liabilities, noncurrent	$45,272	$140,912
Reflected in the accompanying balance sheet as:
Net deferred tax asset, current	$—	$11,837

Net deferred tax liability, current	$44,862	$—

Net deferred tax asset, noncurrent	$35,821	$—

Net deferred tax liability, noncurrent	$—	$15,291